Loss Per Share - Summary of Weighted Average Number of Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share	2,376,973	1,549,881	1,530,242
Number of Series B preference shares	0	258,363	0
eighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted loss per share	2,376,973	1,808,244	1,530,242